PROMISSORY NOTES PAYABLE (Details Narrativess)		1 Months Ended	12 Months Ended
	Jun. 08, 2020 CAD ($)	Apr. 28, 2020 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2023 CAD ($) $ / shares	Apr. 28, 2020 CAD ($)
Promissory Note A
Statement [Line Items]
Value (Canadian)			$ 1,059,200
Value (US)									$ 800,000
Principal Amount (Canadian)									196,425
Principal Amount (US)									150,000
Interest expense			$ 0		$ 317		$ 7,149
Accrued interest (Canadian)									139,020
Accrued interest (US)									105,000
Promissory Note B
Statement [Line Items]
Value (Canadian)									132,400
Value (US)									$ 100,000
Exercise price | $ / shares									$ 1.00
Promissory note maturity date			December 18, 2019	December 18, 2019
Principal Amount (Canadian)									$ 654,350
Interest Rate			15.00%	15.00%
Principal Amount (US)									500,000
Warrant issued purchased | shares			200,000	200,000
Accrued interest (Canadian)									15,000
Accrued interest (US)									19,860
Promissory Note C
Statement [Line Items]
Value (Canadian)						$ 902,020			1,257,800
Repaid in cash (Canadian)			$ 198,600			515,440
Repaid in cash (US)			$ 150,000			400,000
Value (US)						700,000			950,000
Promissory note maturity date	April 8, 2023	April 8, 2023	April 8, 2023	April 8, 2023
Convertible debentures (Canadian)						390,000
Convertible debentures (US)						300,000
Total interest and administrative fees				$ 190,907	133,283
Interest repayments were made in cash (Canadian)			$ 50,239
Interest repayments were made in cash (US)			37,500
Total interest and administrative fees (US)				$ 142,500
Principal Amount (Canadian)	$ 225,000								196,832	$ 527,967
Accretion expense			29,685			20,971		$ 35,007
Promissory notes amounted			371,033			$ 345,442
Company repaid			$ 21,000
Interest Rate	6.00%	6.00%	6.00%	6.00%
Fair value of promissory note	$ 160,603	$ 381,093							$ 142,075
Market interest rate	19.00%	19.00%	19.00%	19.00%
Interest expense			$ 16,905		$ 61,319		$ 95,832